revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract assets
Contract assets at beginning of period	$ 1,475	$ 1,303
Net additions arising from operations	1,161	1,455
Amounts billed in period and thus reclassified to accounts receivable	(1,416)	(1,284)
Change in impairment allowance, net	17	(1)
Other	1	2
Contract assets at end of period	1,238	1,475
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	910	1,017
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(7)	(3)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(166)	(154)
Current contract assets	737	860
Wireless segment
Contract assets
Amounts billed in period and thus reclassified to accounts receivable	1,288	1,180
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period	1,017
Contract assets at end of period	910	1,017
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period	444
Contract assets at end of period	308	444
Thereafter
Contract assets
Contract assets at beginning of period	14
Contract assets at end of period	$ 20	$ 14